JPMorgan Insurance Trust

March 1, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk

Re:	JPMorgan Insurance Trust File Nos. 33-66080 and 811-7874

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Insurance Trust (the "Registrant") pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 28 (Amendment No. 29 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A. Post-Effective Amendment No. 28 is being filed to revise the Registrant’s prospectuses and statement of additional information disclosure so that the disclosure is more similar to that of JPMorgan’s non-variable insurance funds. Beginning last year, we are working through an integration process for the registration statements of the heritage JPMorgan and heritage One Group funds, and this filing reflects the implementation of the results of this process for the Registrant and its portfolios.

If you have any questions please call me at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant General Counsel